Net Pension Cost of Defined Benefit Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 37	¥ 3,049	¥ 3,104	¥ 3,255
Interest cost	16	1,339	1,355	1,265
Expected return on plan assets	(25)	(2,019)	(2,025)	(1,747)
Amortization of transition obligation	1	56	(4)	(3)
Amortization of net actuarial loss	15	1,218	1,036	2,098
Amortization of prior service credit	(14)	(1,193)	(1,193)	(1,209)
Plan curtailments and settlements	0	0	0	3
Net periodic pension cost	$ 30	¥ 2,450	¥ 2,273	¥ 3,662